EQUITY - Share Issuances (Details) - USD ($)	Feb. 06, 2025	Mar. 31, 2025	Feb. 25, 2025	Jan. 31, 2025	Jan. 22, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Shares issued		14,125,152				13,165,152	6,421,829
Common stock, par value (in dollars per share)		$ 0.0001				$ 0.0001	$ 0.0001
Number of shares issued	125,000
A&R EPFA
EQUITY
Shares issued			20,000	15,000	800,000
Common stock, par value (in dollars per share)			$ 2.28	$ 2.67	$ 2.64
Aggregate amount			$ 45,600	$ 40,042	$ 2,112,800